Equity Incentive Plan (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Mar. 20, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding and nonvested, December 31, 2014	6,980,390	4,862,020	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Granted	$ 9.31	$ 9.66
Outstanding and nonvested, December 31, 2014	$ 9.56	$ 9.66	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	(30,000)	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value	$ 9.59	$ 0.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price	$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	2,148,370	4,862,020